Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of Events After Reporting Period [Abstract]
Subsequent events

18. Subsequent events

Amendments to Credit Facility

On February 24, 2025, the Company entered into an amended and restated credit agreement with the Bank of Montreal and the National Bank of Canada to its existing Credit Facility. The amended and upsized Facility will bear a reduced interest rate based on SOFR plus a margin of 3.00%, reflecting a 100 basis points interest rate reduction. The Credit Facility now consists of a $30,000 secured revolving credit line of which $25,000 is drawn, with an accordion feature allowing for up to an additional $45,000 in availability, subject to certain conditions, for a total of $75,000 of available capacity. The maturity date of the Credit Facility has been extended from March 31, 2027, to March 31, 2028.

Garrison Royalty Acquisition

On March 7, 2025, the Company acquired a 1.2% NSR royalty with respect to the Garrison Project, located near Timmins, Ontario and operated by STLLR Gold Inc. from certain third-party vendors at a consideration of $1,948 (C$2.8 million). The acquisition of the Garrison royalty was financed with additional drawdown of $2,000 under the Credit Facility, which was made on February 28, 2025.